Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 34,666,573	¥ 20,355,814
Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	34,615,846	20,351,526
Debt securities [member] | Listed securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	32,474	4,288
Debt securities [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	12,458,331	4,927,679
Trust plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	477,261	4,246,616
Trust plans [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	477,261	4,246,616
Wealth Management Products [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	11,430,637	1,628,417
Wealth Management Products [Member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	11,430,637	1,628,417
Mutual funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	2,918,741	3,903,003
Mutual funds [member] | Listed securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	18,253	0
Mutual funds [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	2,900,488	3,903,003
Structured deposits [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	2,434,136	1,900,622
Structured deposits [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	2,434,136	1,900,622
Private funds and other equity investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	567,274	598,366
Private funds and other equity investments [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	567,274	598,366
Other debt investments [member] | Unlisted securities [Member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 4,347,719	¥ 3,146,823